Harris Bretall Sullivan & Smith
                               Growth Equity Fund












                               Semi-Annual Report

                               September 30, 1998

                         Harris Bretall Sullivan & Smith, LLC


Dear Shareholders:

Investors' confidence in the stock market has been tested over the last six months with the Standard & Poor's 500 Index most recently reporting a 9.9% decline during the three months ending September 30, 1998. Despite the tumultuous investment climate of the past six months, the Harris Bretall Sullivan & Smith Growth Equity Fund maintained positive year-to-date returns.

The best place for investors continues to be the large capitalization growth companies. We are pleased to report an average annualized total return since inception on May 1, 1996 of 15.79% for the period ending September 30, 1998. The cumulative return for the same period was 42.51%. The return for the year ended September 30, 1998 was 3.14%. Even after reducing earnings expectations for the companies represented in the Fund, we forecast their operating earnings for the fourth quarter to be up more than 13%, year-over-year. The numbers compare favorably to the S&P 500 Index, whose earnings we estimate to be up less than 6%.

The past two quarters have demonstrated that stock and bond prices are as much a function of investor attitude as they are of business fundamentals. At present, most investors are suffering from a true crisis in confidence. With leadership vacuums in many major industrial countries, investors can be forgiven for sentiments of uncertainty about the economic outlook.

As one examines global leadership today, it appears that leaders are struggling to find a way to address the country-by-country economic challenges that have produced the current crisis. It appears that there are no quick or easy solutions. However, based on our 27 years of experience, we distinguish four tenets that provide a basis for optimism:

      o In times of financial crisis, liquidity can be created and put into the system to stimulate economic growth

      o Countries will cooperate to solve problems, particularly when global stability is threatened

      o The United States is economically very sound, and will provide global leadership. U.S. short-term interest rates can be lowered, and the substantial federal budget surplus has yet to be committed

      o While solutions are not yet evident, we know they will manifest themselves. In the meantime, stock prices represent an unprecedented opportunity to establish positions in quality growth companies

Demographics, Technology and Globalization remain the three most dynamic trends to impact the market. We have yet to witness the full power of these converging trends. Harris Bretall urges investors to take advantage of the current market turmoil to add to their equity positions so that they may be positioned to be beneficiaries of this unprecedented market opportunity.

Sincerely,


/s/                                                  /s/


John J. Sullivan, CFA                                Gordon J. Ceresino
Partner                                              Partner

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

SCHEDULE OF INVESTMENTS at September 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 130.2%                                                            Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Airlines: 2.7%
       4,100         AMR Corp.*..............................................................            $ 227,294
                                                                                                         ---------

                     Capital Goods/Conglomerate: 9.8%
       3,300         General Electric Company................................................              262,556
       5,100         Illinois Tool Works, Inc................................................              277,950
       5,410         Tyco International Ltd..................................................              298,903
                                                                                                           -------
                                                                                                           839,409
                                                                                                           -------
                     Consumer Cyclical: 10.0%
       7,580         The Home Depot, Inc.....................................................              299,410
       4,700         The Interpublic Group of Companies, Inc.................................              253,506
       5,560         Wal-Mart Stores, Inc....................................................              303,715
                                                                                                           -------
                                                                                                           856,631
                                                                                                           -------
                     Consumer Services: 4.9%
       6,900         Mattel, Inc.............................................................              193,200
       9,000         Walt Disney Company.....................................................              227,812
                                                                                                           -------
                                                                                                           421,012
                                                                                                           -------
                     Consumer Staples: 8.4%
       3,500         Colgate-Palmolive Company...............................................              239,750
       6,000         Gillette Company........................................................              229,500
       3,500         Procter & Gamble Company................................................              248,281
                                                                                                           -------
                                                                                                           717,531
                                                                                                           -------
                     Drugs/Biotechnology: 17.1%
       6,400         Abbott Laboratories.....................................................              278,000
       2,245         Bristol-Myers/Squibb Company............................................              233,199
       2,100         Merck & Company, Inc....................................................              272,081
       3,000         Pfizer, Inc.............................................................              317,813
       3,500         Schering-Plough Corp....................................................              362,469
           -                                                                                               -------
                                                                                                         1,463,562
                                                                                                         ---------

See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

SCHEDULE OF INVESTMENTS at September 30, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Financial: 16.5%
       2,913         American International Group, Inc.......................................            $ 224,301
       4,000         BankAmerica Corp........................................................              240,500
       7,000         Charles Schwab Corp.....................................................              275,625
       2,300         Citicorp................................................................              213,756
       4,200         Merrill Lynch & Company, Inc............................................              198,975
       7,300         Norwest Corp............................................................              261,431
                                                                                                           -------
                                                                                                         1,414,588
                                                                                                         ---------
                     Food and Beverage: 5.0%
       3,900         Coca-Cola Company.......................................................              224,738
       6,755         PepsiCo, Inc............................................................              198,850
                                                                                                         -------
                                                                                                           423,588
                                                                                                           -------
                     Health Products: 3.1%
       3,380         Johnson & Johnson.......................................................              264,485
                                                                                                           -------

                     Medical: 2.8%
       4,130         Medtronic, Inc..........................................................              239,024
                                                                                                           -------

                     Retail: 13.1%
       6,200         Dayton Hudson Corp......................................................              221,650
       6,100         Kroger Company..........................................................              305,000
       7,340         Safeway, Inc.*..........................................................              340,392
       7,000         Starbucks Corp.*........................................................              253,313
                                                                                                           -------
                                                                                                         1,120,355
                                                                                                         ---------

                     Technology/Defense: 9.4%
       6,000         Autodesk, Inc...........................................................              157,500
       3,820         Automatic Data Processing, Inc..........................................              285,545
       3,300         Microsoft Corp.*........................................................              363,206
                                                                                                           -------
                                                                                                           806,251
                                                                                                           -------
See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

SCHEDULE OF INVESTMENTS at September 30, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Telecommunications - Hardware: 24.5%
       2,500         America Online, Inc.*...................................................            $ 278,125
       7,300         Applied Materials, Inc.*................................................              184,325
       4,800         Cisco Systems, Inc.*....................................................              296,700
       8,030         Compaq Computer Corp....................................................              253,949
       4,200         Dell Computer Corp.*....................................................              276,150
       3,350         Hewlett-Packard Company.................................................              177,341
       3,000         Intel Corp..............................................................              257,250
       3,000         Lucent Technologies, Inc................................................              207,188
       4,200         Tellabs, Inc.*..........................................................              167,212
                                                                                                           -------
                                                                                                         2,098,240
                                                                                                         ---------
                     Telephone - Long Distance: 2.9%
       5,100         MCI WorldCom, Inc.*.....................................................              249,263
                                                                                                           -------


                     Total common stocks (cost $9,405,118)...................................           11,141,233
                                                                                                        ----------

Principal Amount     REPURCHASE AGREEMENT: 3.1%
------------------------------------------------------------------------------------------------------------------------------------
    $263,000         Star Bank Repurchase Agreement, 4.900%, dated 9/30/1998,
                     due 10/1/1998, collateralized by $270,000 GNMA, 7.375%,
                     due 5/20/2024 (proceeds $263,036) (cost $263,000).......................              263,000
                                                                                                           -------

                     Total Investments in Securities (cost $9,668,118+): 133.3% .............           11,404,233
                     Liabilities in excess of Other Assets: (33.3)%..........................           (2,848,060)
                                                                                                        ----------
                     Total Net Assets: 100.0% ...............................................          $ 8,556,173
                                                                                                       ===========

*Non-income producing security.

+ At September 30, 1998, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................          $ 2,245,445
                     Gross unrealized depreciation...........................................             (509,330)
                                                                                                          --------
                               Net unrealized appreciation...................................          $ 1,736,115
                                                                                                       ===========




See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $9,668,118) .................................          $11,404,233
      Cash...................................................................................                  538
      Receivables:
            Due from Advisor.................................................................                  648
            Dividends .......................................................................                6,509
            Fund shares sold.................................................................                   34
      Prepaid expenses.......................................................................               18,752
                                                                                                            ------
                  Total assets ..............................................................           11,430,714
                                                                                                        ----------

LIABILITIES
      Payables:
            Administration fee...............................................................                2,564
            Distribution fees................................................................                7,476
            Fund shares redeemed.............................................................            2,850,874
      Accrued expenses.......................................................................               13,627
                                                                                                            ------
                  Total liabilities..........................................................            2,874,541
                                                                                                         ---------

NET ASSETS                                                                                             $ 8,556,173
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($8,556,173/601,343 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $14.23
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $ 7,037,721
      Accumulated net investment loss........................................................              (28,615)
      Accumulated net realized loss on investments...........................................             (189,048)
      Net unrealized appreciation on investments.............................................            1,736,115
                                                                                                         ---------
            Net assets ......................................................................          $ 8,556,173
                                                                                                       ===========


See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

STATEMENT  OF  OPERATIONS  -  For  the  Six  Months  Ended  September  30,  1998
(Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................             $ 45,176
            Interest.........................................................................                3,548
                                                                                                             -----
                  Total income...............................................................               48,724
                                                                                                            ------

      Expenses
            Advisory fees....................................................................               44,965
            Administration fee...............................................................               15,041
            Distribution fees................................................................               14,988
            Fund accounting fees.............................................................                9,261
            Transfer agent fees..............................................................                7,950
            Audit fee........................................................................                7,823
            Registration fees................................................................                6,700
            Reports to shareholders..........................................................                4,795
            Custody fees.....................................................................                4,137
            Trustee fees.....................................................................                2,261
            Legal fees.......................................................................                2,021
            Miscellaneous....................................................................                1,795
            Insurance........................................................................                  393
                                                                                                               ---
                  Total expenses.............................................................              122,130
                  Less: expenses waived and reimbursed.......................................              (44,791)
                                                                                                           -------
                  Net expenses...............................................................               77,339
                                                                                                            ------
                        Net investment loss .................................................              (28,615)
                                                                                                           -------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
            Net realized loss from security transactions.....................................             (220,977)
            Net change in unrealized appreciation on investments.............................           (1,203,829)
                                                                                                        ----------
                  Net realized and unrealized loss on investments............................           (1,424,806)
                                                                                                        ----------
                        Net decrease in net assets resulting from operations ................          $(1,453,421)
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                        Harris Bretall Sullivan & Smith
                               Growth Equity Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                Six Months           Year
                                                                                   Ended             Ended
                                                                            September 30, 1998# March 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

NET (DECREASE) INCREASE IN NET ASSETS FROM:
OPERATIONS
      Net investment loss.................................................        $ (28,615)        $ (24,024)
      Net realized (loss) gain from security transactions.................         (220,977)           34,322
      Net change in unrealized appreciation on investments................       (1,203,829)        2,750,964
                                                                                 ----------         ---------
            Net (decrease) increase in net assets
               resulting from operations .................................       (1,453,421)        2,761,262
                                                                                 ----------         ---------

DISTRIBUTIONS TO SHAREHOLDERS
      Net realized gain from security transactions........................                0            (9,975)
                                                                                          -            ------

CAPITAL SHARE TRANSACTIONS
      Net (decrease) increase in net assets derived from net change in
         outstanding shares (a)...........................................       (1,961,615)        5,753,555
                                                                                 ----------         ---------
            Total (decrease) increase in net assets ......................       (3,415,036)        8,504,842

NET ASSETS
      Beginning of period.................................................       11,971,209         3,466,367
                                                                                 ----------         ---------
End of period ............................................................      $ 8,556,173       $11,971,209
                                                                                ===========       ===========

(a) A summary of capital shares transactions is as follows:

                                                               Six Months                         Year
                                                                  Ended                           Ended
                                                           September 30, 1998#               March 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                                         Shares          Value            Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold .........................................     119,419     $ 1,783,413         476,406      $6,518,871
Shares issued in reinvestment of distributions.......           0               0             718           9,975
Shares redeemed......................................    (257,115)     (3,745,028)        (52,264)       (775,291)
                                                         --------      ----------         -------        --------
Net (decrease) increase..............................    (137,696)    $(1,961,615)        424,860      $5,753,555
                                                         ========     ===========         =======      ==========

#Unaudited.

See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months             Year             May 1, 1996*
                                                               Ended               Ended               through
                                                        September 30, 1998#   March 31, 1998       March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period...................       $16.20              $11.03               $10.00
                                                              ------              ------               ------
Income from investment operations:
      Net investment loss..............................        (0.05)              (0.02)                0.00
      Net realized and unrealized
         (loss) gain on investments....................        (1.92)               5.20                 1.04
                                                               -----                ----                 ----
Total from investment operations.......................        (1.97)               5.18                 1.04
                                                               -----                ----                 ----

Less distributions:
      From net investment income.......................         0.00                0.00                (0.01)
      From net capital gains...........................         0.00               (0.01)                0.00
                                                                ----               -----                 ----
Total distributions....................................         0.00               (0.01)               (0.01)
                                                                ----               -----                -----

Net asset value, end of period.........................       $14.23              $16.20               $11.03
                                                              ======              ======               ======

Total return...........................................       (12.16)%             47.02%               10.36%

Ratios/supplemental data:
Net assets, end of period (millions)...................        $ 8.6               $ 12.0               $ 3.5

Ratio of expenses to average net assets:
      Before expense reimbursement and waiver..........         2.04%+              2.39%                4.97%+
      After expense reimbursement and waiver...........         1.29%+              1.29%                1.28%+

Ratio of net investment loss to average net assets:
      Before expense reimbursement and waiver..........        (1.23)%+            (1.42)%              (3.69)%+
      After expense reimbursement and waiver...........        (0.48)%+            (0.31)%               0.00%+

Portfolio turnover rate................................        17.47%              40.96%               14.62%


#Unaudited.

*Commencement of operations.

+Annualized.

See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

NOTES TO FINANCIAL STATEMENTS at September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

      Harris Bretall Sullivan & Smith Growth Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on May 1, 1996. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Securities Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the six months ended September 30, 1998, Harris Bretall Sullivan & Smith L.L.C. (the "Advisor"), provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended September 30, 1998, the Fund incurred $44,965 in Advisory fees.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

NOTES TO FINANCIAL  STATEMENTS  (Unaudited),
Continued
      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.29% of average daily net assets. For the six months ended September 30, 1998, the Advisor has waived its fees and reimbursed the Fund in the amount of $44,791. The cumulative unreimbursed amount paid by the Advisor on behalf of the Fund is $203,878.

      The Advisor may recoup from the Fund the total amount above no later than March 31, 2001, subject to the requirement that the Fund must pay the current ordinary operating expenses of the Fund before any reimbursement, and subject to its continued compliance with any other expense limitations (both the payment of current expenses and continued compliance are "additional requirements"). The Advisor may recoup a partial amount of the above amount no later than March 31, 2002, except that the amount paid by the Advisor during the Fund's first year of operation is excluded and subject to the additional requirements listed above. The Advisor may recoup a partial amount of the above amount no later than March 31, 2003, except that the amounts paid by the Advisor during the Fund's first two years of operation are excluded and subject to the additional requirements listed above. After the Fund's seventh year of operations, the Advisor may generally only seek reimbursement for any amounts paid during the previous three years of the Fund's operations, subject to the additional requirements listed above.

      Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

      Under $25  million    0.12% of average  daily net assets
      $25 to $50  million   0.07% of average  daily net assets
      $50 to $100  million  0.05% of average  daily net assets
      Over $100 million     0.03% of average daily net assets,
                            with a minimum fee of $30,000 annually

      For the six months ended September 30, 1998, the Fund incurred $15,041 in Administration fees.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION PLAN

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended September 30, 1998, the Fund paid to the Distribution Coordinator $14,988.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
NOTE 5 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from the sale of securities, other than short-term investments, for the six months ended September 30, 1998, were $2,666,475 and $2,019,298, respectively.

                                     Advisor

                     Harris Bretall Sullivan & Smith L.L.C.
                         One Sansome Street, Suite 3300
                             San Francisco, CA 94104
                                 (415) 765-8300
                        Account Inquiries (800) 282-2340

                                   Distributor

                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                    Custodian

                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                     Transfer and Dividend Disbursing Agent

                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                                 (800) 282-2340

                              Independent Auditors

                                Ernst & Young LLP
                             515 South Flower Street
                              Los Angeles, CA 90071

                                  Legal Counsel

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.